Basis of presentation (Tables)	12 Months Ended
Dec. 31, 2019
Corporate Information And Statement Of IFRS Compliance [Abstract]
Disclosure of principal exchange rates used to translate other currencies
The principal exchange rates used to translate other currencies into Euro were as follows:

	2019		2018		2017
	Average	At December 31,	Average	At December 31,	Average	At December 31,
U.S. Dollar (U.S.$)	1.119	1.123	1.181	1.145	1.130	1.199
Brazilian Real (BRL)	4.413	4.516	4.308	4.444	3.605	3.973
Chinese Renminbi (CNY)	7.735	7.821	7.808	7.875	7.629	7.804
Canadian Dollar (CAD)	1.485	1.460	1.529	1.561	1.465	1.504
Mexican Peso (MXN)	21.557	21.220	22.705	22.492	21.329	23.661
Polish Zloty (PLN)	4.298	4.257	4.261	4.301	4.257	4.177
Argentine Peso (ARS)(1)	67.258	67.258	43.074	43.074	18.683	22.595
Pound Sterling (GBP)	0.878	0.851	0.885	0.895	0.877	0.887
Swiss Franc (CHF)	1.112	1.085	1.155	1.127	1.112	1.170
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(1) From July 1, 2018, Argentina’s economy was considered to be hyperinflationary. Transactions after July 1, 2018 for entities with the Argentinian Peso as the functional currency were translated using the spot rate at the end of the period.

Disclosure of depreciation rates for property, plant and equipment
During the years ended December 31, 2019, 2018 and 2017, assets depreciated on a straight-line basis over their estimated useful lives used the following depreciation rates:

Depreciation rates
Buildings	3% - 10%
Plant, machinery and equipment	3% - 33%
Other assets	5% - 33%

Disclosure of sensitivity analysis for actuarial assumptions
At December 31, 2019, the effect of a decrease or increase in the key assumptions affecting the health care, life insurance plans and Italian severance indemnity (trattamento di fine rapporto or “TFR”), holding all other assumptions constant, is shown below:

	Effect on health care and life insurance benefit obligation	Effect on the TFR benefit obligation
	(€ million)
10 basis point / (100 basis point for TFR) decrease in discount rate	29	46
10 basis point / (100 basis point for TFR) increase in discount rate	(29)	(40)
100 basis point decrease in health care cost trend rate	(39)	—
100 basis point increase in health care cost trend rate	46	—
At December 31, 2019, the effect on the defined benefit obligation of a decrease or increase in the discount rate, holding all other assumptions constant, is as follows:

Effect on pension benefit obligation increase/(decrease) in Net liability
( € million)
10 basis point decrease in discount rate	298
10 basis point increase in discount rate	(292)

Impact of IFRS 16 on Consolidated Statement of Financial Position
The cumulative effect of the changes made to our Consolidated Statement of Financial Position as of January 1, 2019 for the adoption of IFRS 16 is as follows:

(€ million)	At December 31, 2018 (as previously reported)(1)	IFRS 16 Adoption Effect	At January 1, 2019 (as adjusted)
Assets
Non-current assets
Property, plant and equipment	€26,307	€1,069	€27,376
Prepaid expenses and other assets	266	(3)	263
Non-current assets not impacted by IFRS 16 adoption	32,008	—	32,008
Total Non-current assets	58,581	1,066	59,647
Current assets
Prepaid expenses and other assets	418	(2)	416
Assets held for sale	4,801	261	5,062
Current assets not impacted by IFRS 16 adoption	33,073	—	33,073
Total Current assets	38,292	259	38,551
Total Assets	€96,873	€1,325	€98,198

Equity
Total Equity	€24,903	€—	€24,903

Liabilities
Non-current liabilities
Long-term debt(1)	8,667	903	9,570
Other liabilities	2,452	(3)	2,449
Non-current liabilities not impacted by IFRS 16 adoption	14,377	—	14,377
Total Non-current liabilities	25,496	900	26,396
Current liabilities
Short-term debt and current portion of long-term debt(2)	5,861	166	6,027
Other liabilities	7,057	(2)	7,055
Liabilities held for sale	2,931	261	3,192
Current liabilities not impacted by IFRS 16 adoption	30,625	—	30,625
Total Current liabilities	46,474	425	46,899
Total Equity and liabilities	€96,873	€1,325	€98,198
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(1) Refer to Change in accounting policy - IFRIC 23 below for detail on the reclassification of the 2018 comparative.
(2) Amounts at December 31, 2018, include €261 million of finance lease liabilities previously recognized in accordance with IAS 17. Refer to Note 21, Debt.

Impact of IFRS 16 on lease liabilities expense

(€ million)
Future lease obligations as at December 31, 2018(1)	€1,642
Recognition exemption for:
Short-term leases	(102)
Leases of low-value assets	(27)
Gross lease liabilities at January 1, 2019	1,513
Effect of discounting using the incremental borrowing rate at January 1, 2019	(444)
Present value of lease liabilities at January 1, 2019	1,069
Present value of finance lease liabilities under IAS 17 at December 31, 2018	261
Lease liabilities as a result of the initial application of IFRS 16 as at January 1, 2019	€1,330
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(1) Includes future minimum lease payments under non-cancellable lease contracts of €1,027 million and extension and termination options reasonably certain to be exercised of €615 million.

Disclosure of voluntary change in accounting policy
CONSOLIDATED STATEMENT OF FINANCIAL POSITION

	At December 31, 2018 (as previously reported)	Adjustment	At December 31, 2018 (as reclassified)
	(€ million)
Provisions	€5,561	€(148)	€5,413
Tax liabilities	1	148	149
Non-current liabilities not impacted by reclassification	19,934	—	19,934
Total Non-current liabilities	€25,496	€—	€25,496

Provisions	€10,483	€(89)	€10,394
Tax liabilities	114	89	203
Current liabilities not impacted by reclassification	35,877	—	35,877
Total Current liabilities	€46,474	€—	€46,474

	At December 31, 2017 (as previously reported(1)	Adjustment(2)	At December 31, 2017 (as reclassified)
	(€ million)
Provisions	€5,770	€(240)	€5,530
Tax liabilities	74	240	314
Non-current liabilities not impacted by reclassification	22,199	—	22,199
Total Non-current liabilities	€28,043	€—	€28,043

Provisions	€9,009	€(39)	€8,970
Tax liabilities	309	39	348
Current liabilities not impacted by reclassification	37,951	—	37,951
Total Current liabilities	€47,269	€—	€47,269

	At January 1, 2017 (as previously reported)(1)	Adjustment(2)	At January 1, 2017 (as reclassified)
	(€ million)
Provisions	€6,520	€(194)	€6,326
Tax liabilities	25	194	219
Non-current liabilities not impacted by reclassification	28,976	—	28,976
Total Non-current liabilities	€35,521	€—	€35,521

Provisions	€9,317	€(18)	€9,299
Tax liabilities	162	18	180
Current liabilities not impacted by reclassification	39,990	—	39,990
Total Current liabilities	€49,469	€—	€49,469
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(1) All amounts include Magneti Marelli.
(2) Total adjustments related to Magneti Marelli amounted to €52 million at December 31, 2017 and €43 million at January 1, 2017.
CONSOLIDATED STATEMENT OF CASH FLOWS

	For the year ended December 31, 2018 (as previously reported)	Adjustment	For the year ended December 31, 2018 (as reclassified)
	(€ million)
Change in provisions	€913	€(71)	€842
Change in other liabilities, payables and receivables(1)	(1,284)	71	(1,213)
Cash flows from operating activities - discontinued operations	484	—	484
Cash flows from operating activities - continuing operations not impacted by reclassification	9,835	—	9,835
Total Cash flows from operating activities	€9,948	€—	€9,948

	For the year ended December 31, 2017 (as previously reported)	Adjustment	For the year ended December 31, 2017 (as reclassified)
	(€ million)
Change in provisions	€545	€(81)	€464
Change in other liabilities, payables and receivables(1)	277	81	358
Cash flows from operating activities - discontinued operations	705	—	705
Cash flows from operating activities - continuing operations not impacted by reclassification	8,858	—	8,858
Total Cash flows from operating activities	€10,385	€—	€10,385